Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (8,238,513)	$ (11,626,597)	$ (14,388,530)
Net income (loss) from discontinued operations	1,400,100	(6,457,955)	(7,729,108)
Net loss from continuing operations	(9,638,613)	(5,168,642)	(6,659,422)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	1,536,178
Amortization	2,180,917
Stock compensation expense	5,717,900	3,444,617	4,592,200
Impairment loss of long-lived assets	99,943
Gain on debt settlement	(25,092)
Changes in operating assets and liabilities
Accounts receivable	(3,191,711)
Other receivables	(6,600)
Prepayments and advances	(3,247,827)	(1,145,000)	15,458
Prepaid expenses		130,036	509,381
Other payables and accrued liabilities	174,104
Other payables - related parties			540,000
Deferred revenue	3,596,821
Net cash used in operating activities from continuing operations	(2,803,980)	(2,738,989)	(1,002,383)
Net cash provided by (used in) operating activities from discontinued operations		203,854	(73,759)
Net cash used in operating activities	(2,803,980)	(2,535,135)	(1,076,142)
CASH FLOWS FROM INVESTING ACTIVITIES:
Prepayments for intangible assets	(52,000,000)
Purchase of equipment	(2,020,000)	(2,000,000)
Purchase of intangible assets	(12,903,243)
Cash acquired through acquisition of Color China		5,272
Proceeds from sales of discontinued operations		600,000
Net cash provided by investing activities from continuing operations	(66,923,243)	(1,394,728)
Net cash provided by (used in) investing activities from discontinued operations	1,400,100		(135,705)
Net cash used in investing activities	(65,523,143)	(1,394,728)	(135,705)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings from shareholders		300,000
Proceeds from sale of ordinary shares, net of offering costs	62,341,025	4,502,901	950,000
Proceeds from exercise of warrants	5,171,591
Net cash provided by financing activities from continuing operations	67,512,616	4,802,901	950,000
Net cash used in financing activities from discontinued operations		(7,294)	(427,333)
Net cash provided by financing activities	67,512,616	4,795,607	522,667
EFFECTS OF EXCHANGE RATE CHANGE IN CASH AND CASH EQUIVALENTS		(1,943)	(62,025)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(814,507)	863,801	(751,205)
CASH AND CASH EQUIVALENTS, beginning of year	988,696	347,486	1,098,691
CASH AND CASH EQUIVALENTS, end of year	174,189	1,211,287	347,486
LESS: CASH AND CASH EQUIVALENTS DISPOSED THROUGH DISCONTINUED OPERATIONS		(222,591)
CASH AND CASH EQUIVALENTS, end of year	174,189	988,696	347,486
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest expense
Cash paid for income tax
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES:
Accrued liabilities reclassified to loans payable - employees upon execution of tri-party agreements			308,089
Ordinary shares issued to repay other payables - related parties and service providers		5,630,249	4,928,400
Ordinary shares issued for acquisition of subsidiary		1,889,799
Ordinary shares issued for acquisition of equipment	$ 3,818,000	$ 1,963,607
Ordinary shares issued for acquisition of intangible assets (in Shares)	1,550,000
Other receivables from disposal of subsidiary		$ 1,000,000
Other receivables - related party offset with contingent liabilities upon litigation payments made by related party			1,189,285
OTHER NON-CASH TRANSACTIONS:
Operating lease right-of-use assets recognized for related operating lease liabilities		1,375,181
Accounts receivable offset with accounts payable upon execution of debt obligation transfer agreements		7,029,929	3,221,736
Accounts receivable assigned to prepayments and advances upon execution of accounts receivable assignment agreements			5,008,417
Reclassification from accounts payable to loans payable upon payment made by employees of the Company on its behalf			4,311,234
Other receivables offset with payments for equipment purchase	1,000,000
Prepayment offset with other payables for debt settlement	$ 150,000